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                        SUPPLEMENT DATED JANUARY 11, 2002
                      TO PROSPECTUS DATED DECEMBER 17, 2001

                      IQ3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING JANUS ASPEN SERIES BALANCED PORTFOLIO.

The Janus Aspen Series Balanced Portfolio is not an investment option available in the IQ3 flexible premium variable annuity and all references to the fund should be disregarded.